Consolidated Balance Sheets (Parentheticals) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Common shares, shares issued	14,305,356	12,148,635
Common shares, shares outstanding	14,305,356	12,148,635
Common shares, no par value (in Dollars per share)
Common shares, authorized